Financial instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans And Receivables Including Cash [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	R$ 2,971	R$ 3,751
Loans And Receivables Including Cash [Member] | Related Parties Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets	52	301
Loans And Receivables Including Cash [Member] | Trade Receivables And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,224	1,314
Loans And Receivables Including Cash [Member] | Financial Iinstruments Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1
Loans And Receivables Including Cash [Member] | Financial Assets Fair Value [Member]
IfrsStatementLineItems [Line Items]
Financial assets	777
Loans And Receivables Including Cash [Member] | Trade Receivables With Credit Card Companies And Sales Vouchers [Member]
IfrsStatementLineItems [Line Items]
Financial assets	159	109
Other Financial Liabilities Amortized Cost [Member] | Related Parties Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(85)	(358)
Other Financial Liabilities Amortized Cost [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(2,729)	(2,528)
Other Financial Liabilities Amortized Cost [Member] | Suppliers Finance [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(524)	(595)
Other Financial Liabilities Amortized Cost [Member] | Financing For Purchase Of Assets [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(112)	(112)
Other Financial Liabilities Amortized Cost [Member] | Debentures And Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(3,350)	(2,679)
Other Financial Liabilities Amortized Cost [Member] | Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(1,747)	(2,714)
Other Financial Liabilities Amortized Cost [Member] | Lease [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(4,300)	(4,037)
Fair Value Through Profit Or Loss [Member] | Borrowings And Financing Including Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(149)	(412)
Fair Value Through Profit Or Loss [Member] | Financial Instruments Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	R$ (28)	R$ (58)